JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)			Value ($000)
COMMON STOCKS — 47.7%
Banks — 8.7%
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)		473		135
East West Bancorp, Inc.		2		132
First Republic Bank		1		90
HDFC Bank Ltd., ADR (India)		8		518
Huntington Bancshares, Inc.		8		126
Sberbank of Russia PJSC, ADR (Russia)		7		94
Signature Bank		1		270
UniCredit SpA (Italy)		16		256

				1,621

Building Products — 1.0%
Allegion plc		1		183

Electric Utilities — 1.2%
Orsted A/S (Denmark)(a)		2		228

Electronic Equipment, Instruments & Components — 0.8%
Keyence Corp. (Japan)		—	(b)	154

Entertainment — 2.9%
Netflix, Inc.*		1		276
Walt Disney Co. (The)*		2		275

				551

Household Durables — 1.2%
DR Horton, Inc.		1		113
Lennar Corp., Class A		1		112

				225

Insurance — 2.2%
AIA Group Ltd. (Hong Kong)		25		259
Arthur J Gallagher & Co.		1		147

				406

Interactive Media & Services — 2.0%
Alphabet, Inc., Class A*		—	(b)	379

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.*		—	(b)	347

IT Services — 2.9%
Mastercard, Inc., Class A		1		308
PayPal Holdings, Inc.*		1		246

				554

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.		1		423

Machinery — 1.2%
Volvo AB, Class B (Sweden)		10		231

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A		1		234

Pharmaceuticals — 3.0%
AstraZeneca plc (United Kingdom)		3		325
Eli Lilly & Co.		1		243

				568

Semiconductors & Semiconductor Equipment — 0.4%
NVIDIA Corp.		—	(b)	81

Software — 8.3%
Adobe, Inc.*		1		301
Atlassian Corp. plc, Class A*		1		191
Microsoft Corp.		1		457
salesforce.com, Inc.*		1		296
ServiceNow, Inc.*		1		296

				1,541

Specialty Retail — 2.0%
Burlington Stores, Inc.*		1		202
TJX Cos., Inc. (The)		2		168

				370

Textiles, Apparel & Luxury Goods — 4.7%
Lululemon Athletica, Inc.*		1		266
LVMH Moet Hennessy Louis Vuitton SE (France)		—	(b)	322
NIKE, Inc., Class B		2		288

				876

TOTAL COMMON STOCKS (Cost $7,709)				8,972

	Principal Amount ($000)
FOREIGN GOVERNMENT SECURITIES — 0.7%
Romania Government Bond (Romania)
2.75%, 2/26/2026(a)	EUR	60		71
3.62%, 5/26/2030(a)	EUR	58		68

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $149)				139

	NO. OF CONTRACTS
OPTIONS PURCHASED — 0.5%
CALL OPTIONS PURCHASED — 0.1%
Aerospace & Defense — 0.0%(c)
Safran SA (France)
3/18/2022 at EUR 140.00, American Style Notional Amount: EUR 53 Counterparty: Exchange-Traded*	EUR	5		—	(b)

Banks — 0.1%
Standard Chartered plc (United Kingdom)
5/20/2022 at GBP 520.00, American Style Notional Amount: GBP 59 Counterparty: Exchange-Traded*	GBP	11		7
Wells Fargo & Co.
6/17/2022 at USD 52.50, American Style Notional Amount: USD 102 Counterparty: Exchange-Traded*		19		8

				15

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	NO. OF CONTRACTS		Value ($000)
Beverages — 0.0%(c)
Heineken NV (Netherlands)
3/18/2022 at EUR 95.00, American Style Notional Amount: EUR 67 Counterparty: Exchange-Traded*	EUR	7	3

Construction & Engineering — 0.0%(c)
Vinci SA (France)
3/18/2022 at EUR 100.00, American Style Notional Amount: EUR 68 Counterparty: Exchange-Traded*	EUR	7	2

Hotels, Restaurants & Leisure — 0.0%(c)
Compass Group plc (United Kingdom)
3/18/2022 at GBP 1,700.00, American Style Notional Amount: GBP 50 Counterparty: Exchange-Traded*	GBP	3	3

TOTAL CALL OPTIONS PURCHASED			23

PUT OPTIONS PURCHASED — 0.4%
Index Funds — 0.4%
S&P 500 Index
3/18/2022 at USD 4,400.00, European Style Notional Amount: USD 3,613 Counterparty: Exchange-Traded* (Cost $65)		8	75

TOTAL OPTIONS PURCHASED (Cost $99)			98

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 38.5%
FOREIGN GOVERNMENT TREASURY BILLS — 19.1%
Germany Treasury Bills (Germany)
(0.86)%, 3/23/2022(a)(d)	EUR	121	136
(0.81)%, 4/21/2022(a)(d)	EUR	607	683
Japan Treasury Bills (Japan)
(0.12)%, 2/14/2022(d)	JPY	88,600	770
(0.14)%, 2/21/2022(d)	JPY	78,600	683
(0.16)%, 3/7/2022(d)	JPY	107,950	938
(0.12)%, 3/28/2022(d)	JPY	44,550	387

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $3,641)			3,597

		Shares (000)
INVESTMENT COMPANIES — 19.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(e)(f)(Cost $3,650)		3,648	3,650

TOTAL SHORT-TERM INVESTMENTS (Cost $7,291)			7,247

Total Investments — 87.4% (Cost $15,248)			16,456
Other Assets Less Liabilities — 12.6%			2,364

Net Assets — 100.0%			18,820

Percentages indicated are based on net assets.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PJSC	Public Joint Stock Company
PT	Limited liability company
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of January 31, 2022.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 3 Year Bond	42	03/2022	AUD	3,373	(12)
NASDAQ 100 E-Mini Index	2	03/2022	USD	596	33
STOXX Europe 600 Utilities Equity Index	25	03/2022	EUR	554	9
XAV Health Care Index	3	03/2022	USD	397	(11)

					19

Short Contracts
EURO STOXX 50 Index	(9)	03/2022	EUR	(424)	(2)
FTSE 100 Index	(6)	03/2022	GBP	(602)	(17)
S&P 500 E-Mini Index	(1)	03/2022	USD	(225)	10
U.S. Treasury 10 Year Note	(1)	03/2022	USD	(128)	2

					(7)

					12

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
NASDAQ	National Association of Securities Dealers Automated Quotation
USD	United States Dollar

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2022 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNY	4,918	USD	763	BNP Paribas**	2/22/2022	8
USD	37	CNY	235	BNP Paribas**	2/22/2022	—	(a)
USD	282	DKK	1,829	BNP Paribas	2/22/2022	6
USD	264	HKD	2,055	BNP Paribas	2/22/2022	—	(a)
USD	123	IDR	1,768,022	Goldman Sachs International**	2/22/2022	—	(a)
USD	430	INR	32,036	Barclays Bank plc**	2/22/2022	2
USD	146	RUB	11,198	Goldman Sachs International**	2/22/2022	2
USD	760	TWD	21,082	Citibank, NA**	2/22/2022	1
USD	602	ZAR	9,272	Citibank, NA	2/22/2022	—	(a)
USD	1,421	AUD	1,961	Goldman Sachs International	4/26/2022	35
USD	1,617	EUR	1,419	Goldman Sachs International	4/26/2022	20
USD	345	GBP	252	Goldman Sachs International	4/26/2022	7
USD	2,010	JPY	228,787	Goldman Sachs International	4/26/2022	20
USD	227	SEK	2,029	Goldman Sachs International	4/26/2022	9

Total unrealized appreciation						110

DKK	269	USD	41	HSBC Bank, NA	2/22/2022	—	(a)
KRW	32,676	USD	27	Citibank, NA**	2/22/2022	—	(a)
RUB	4,404	USD	57	Goldman Sachs International**	2/22/2022	—	(a)
USD	63	INR	4,722	BNP Paribas**	2/22/2022	—	(a)
USD	192	ZAR	3,019	HSBC Bank, NA	2/22/2022	(4)
ZAR	666	USD	44	BNP Paribas	2/22/2022	(1)
ZAR	1,272	USD	84	Goldman Sachs International	2/22/2022	(1)
ZAR	4,479	USD	295	HSBC Bank, NA	2/22/2022	(5)
AUD	1,516	USD	1,090	Goldman Sachs International	4/26/2022	(17)
USD	41	EUR	36	Goldman Sachs International	4/26/2022	—	(a)

Total unrealized depreciation						(28)

Net unrealized appreciation						82

Abbreviations
AUD	Australian Dollar
CNY	China Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
RUB	Russian Ruble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Written Put Options Contracts as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	8	USD 3,612	USD 3,900.00	3/18/2022	(20)

Total Written Options Contracts (Premiums Received $18)						(20)

Abbreviations

USD	United States Dollar

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$1,230	$391	$—	$1,621
Building Products	183	—	—	183
Electric Utilities	—	228	—	228
Electronic Equipment, Instruments & Components	—	154	—	154
Entertainment	551	—	—	551
Household Durables	225	—	—	225
Insurance	147	259	—	406
Interactive Media & Services	379	—	—	379
Internet & Direct Marketing Retail	347	—	—	347
IT Services	554	—	—	554
Life Sciences Tools & Services	423	—	—	423
Machinery	—	231	—	231
Personal Products	234	—	—	234
Pharmaceuticals	243	325	—	568
Semiconductors & Semiconductor Equipment	81	—	—	81
Software	1,541	—	—	1,541
Specialty Retail	370	—	—	370
Textiles, Apparel & Luxury Goods	554	322	—	876

Total Common Stocks	7,062	1,910	—	8,972

Foreign Government Securities	—	139	—	139
Options Purchased
Call Options Purchased	8	15	—	23
Put Options Purchased	75	—	—	75

Total Options Purchased	83	15	—	98

Short-Term Investments
Foreign Government Treasury Bills	—	3,597	—	3,597
Investment Companies	3,650	—	—	3,650

Total Short-Term Investments	3,650	3,597	—	7,247

Total Investments in Securities	$10,795	$5,661	$—	$16,456

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$110	$—	$110
Futures Contracts	54	—	—	54
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(28)	—	(28)
Futures Contracts	(42)	—	—	(42)
Options Written
Put Options Written	(20)	—	—	(20)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(8)	$82	$—	$74

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$2,529	$1,767	$646	$—	(c)	$—	(c)	$3,650	3,648	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.